Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 03, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax effect for stock-based compensation benefit (expense) for option and restricted stock units exercised	$ (178)	$ 2	$ (155)
Employee Stock Options And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax effect for stock-based compensation benefit (expense) for option and restricted stock units exercised	$ 4,925	$ 3,957	$ 2,767
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized				20,000,000
2015 Equity Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio of restricted stock unit to ordinary shares	one-for-one basis
The 2005 Plan and The 2015 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to non-vested share-based compensation	$ 2,076